Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2022
Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	16.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	27.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	19.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	13.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	9.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	6.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	4.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	2.20%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	2.60%
Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	20.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	33.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	15.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	10.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	7.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	5.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	2.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	2.30%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	1.90%